AB Emerging Markets Multi-Asset Portfolio

Portfolio of Investments

June 30, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 55.9%
Information Technology – 13.2%
Electronic Equipment, Instruments & Components – 2.1%
Hon Hai Precision Industry Co., Ltd.	747,000	$2,999,210
Kingboard Holdings Ltd.	19,000	105,342
Sinbon Electronics Co., Ltd.	49,000	481,462
Synnex Technology International Corp.	65,000	118,715
WPG Holdings Ltd.	66,000	121,066
Zhen Ding Technology Holding Ltd.	92,000	346,686

		4,172,481

IT Services – 1.0%
GDS Holdings Ltd. (ADR)(a) (b)	12,360	970,137
Infosys Ltd. (Sponsored ADR)	26,770	567,256
Network International Holdings PLC(b) (c)	72,705	368,363

		1,905,756

Semiconductors & Semiconductor Equipment – 6.8%
ASE Technology Holding Co., Ltd.	15,000	60,184
Daqo New Energy Corp. (ADR)(b)	1,803	117,231
MediaTek, Inc.	64,000	2,207,119
Novatek Microelectronics Corp.	72,000	1,286,861
Parade Technologies Ltd.	3,000	148,878
Phison Electronics Corp.	5,000	85,995
SK Hynix, Inc.	16,280	1,837,501
Taiwan Semiconductor Manufacturing Co., Ltd.	234,000	5,039,900
United Microelectronics Corp.	1,367,000	2,592,246

		13,375,915

Technology Hardware, Storage & Peripherals – 3.3%
Acer, Inc.	78,000	81,976
Asustek Computer, Inc.(b)	9,000	120,006
Compal Electronics, Inc.	116,000	93,040
Lenovo Group Ltd.	102,000	117,137
Lite-On Technology Corp.	50,000	103,294
Micro-Star International Co., Ltd.	19,000	107,336
Quanta Computer, Inc.	32,000	100,436
Samsung Electronics Co., Ltd.	64,281	4,601,630
Samsung Electronics Co., Ltd. (Preference Shares)	20,050	1,312,274

		6,637,129

		26,091,281

Financials – 13.1%
Banks – 9.4%
Agricultural Bank of China Ltd. - Class H	9,966,000	3,458,252
Bank of Beijing Co., Ltd. - Class A	153,500	115,571
Bank of China Ltd. - Class H	1,242,000	445,956
Bank of Communications Co., Ltd. - Class A	86,600	65,597
Bank of Communications Co., Ltd. - Class H	1,033,000	693,895
China CITIC Bank Corp., Ltd. - Class H	2,055,000	972,958
China Construction Bank Corp. - Class H	964,000	756,454
China Everbright Bank Co., Ltd. - Class H	283,000	115,534
China Merchants Bank Co., Ltd. - Class H	15,000	127,773
China Minsheng Banking Corp., Ltd. - Class A	133,700	91,132
Commercial Bank PSQC	59,039	85,453

Company	Shares	U.S. $ Value

Grupo Elektra SAB de CV	1,457	$117,940
Grupo Financiero Banorte SAB de CV - Class O	33,236	214,015
Habib Bank Ltd.	81,241	62,941
Halyk Savings Bank of Kazakhstan JSC (GDR)(c)	23,000	356,500
Hana Financial Group, Inc.	76,688	3,142,782
HDFC Bank Ltd.	47,547	960,348
Industrial Bank Co., Ltd. - Class A	465,960	1,479,891
Itau Unibanco Holding SA	13,400	72,041
Kasikornbank PCL (Foreign Shares)	36,200	133,844
KB Financial Group, Inc.	21,876	1,085,707
Malayan Banking Bhd	60,700	118,578
Masraf Al Rayan	12,134	14,860
MCB Bank Ltd.	25,483	26,057
Metropolitan Bank & Trust Co.	678,620	677,021
Sberbank of Russia PJSC (Sponsored ADR)	113,887	1,899,806
Shanghai Pudong Development Bank Co., Ltd. - Class A	44,300	68,450
SinoPac Financial Holdings Co., Ltd.(b)	29,000	14,305
State Bank of India	46,392	262,280
TCS Group Holding PLC (GDR)(c)	12,277	1,074,771

		18,710,712

Capital Markets – 0.3%
China Cinda Asset Management Co., Ltd. - Class H	579,000	110,308
Korea Investment Holdings Co., Ltd.	1,243	113,718
Meritz Securities Co., Ltd.	27,147	114,190
NH Investment & Securities Co., Ltd.	10,411	119,245
Samsung Securities Co., Ltd.	880	35,108
Up Fintech Holding Ltd. (ADR)(b)	4,211	122,035

		614,604

Consumer Finance – 0.1%
360 DigiTech, Inc. (ADR)(b)	2,859	119,621

Diversified Financial Services – 1.1%
Far East Horizon Ltd.(a)	111,000	116,147
Fubon Financial Holding Co., Ltd.	496,000	1,314,932
Haci Omer Sabanci Holding AS	448,359	457,762
REC Ltd.	64,313	128,983
Yuanta Financial Holding Co., Ltd.	126,000	121,325

		2,139,149

Insurance – 1.7%
AIA Group Ltd.	77,600	962,673
Bupa Arabia for Cooperative Insurance Co.	3,478	115,173
Cathay Financial Holding Co., Ltd.	211,000	407,956
Co. for Cooperative Insurance (The)	5,328	117,624
PICC Property & Casualty Co., Ltd. - Class H	1,312,000	1,147,641
Ping An Insurance Group Co. of China Ltd. - Class H	57,500	562,085
Powszechny Zaklad Ubezpieczen SA(b)	11,707	112,735

		3,425,887

Thrifts & Mortgage Finance – 0.5%
Housing Development Finance Corp., Ltd.	28,076	937,912

		25,947,885

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.8%
Auto Components – 0.5%
Fuyao Glass Industry Group Co., Ltd. - Class H(c)	16,800	$118,271
Hankook Tire & Technology Co., Ltd.	2,473	113,472
Hyundai Mobis Co., Ltd.	2,810	728,721

		960,464

Automobiles – 2.4%
Dongfeng Motor Group Co., Ltd. - Class H	248,000	222,613
Ford Otomotiv Sanayi AS	19,392	378,317
Great Wall Motor Co., Ltd. - Class H	36,500	117,622
Guangzhou Automobile Group Co., Ltd. - Class H	344,000	308,760
Kia Corp.	31,909	2,542,920
NIO, Inc. (ADR)(b)	2,414	128,425
SAIC Motor Corp., Ltd. - Class A(b)	252,000	855,364
XPeng, Inc. (ADR)(b)	1,753	77,868
Yadea Group Holdings Ltd.(c)	56,928	122,275

		4,754,164

Hotels, Restaurants & Leisure – 1.2%
Despegar.com Corp.(b)	34,080	450,197
OPAP SA	113,030	1,704,743
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	71,100	81,786
Yum China Holdings, Inc.	1,815	120,244

		2,356,970

Internet & Direct Marketing Retail – 2.7%
Alibaba Group Holding Ltd.(b)	92,720	2,628,967
HengTen Networks Group Ltd.(b)	132,000	105,481
JD.com, Inc. - Class A(b)	53,870	2,145,269
Meituan - Class B(b) (c)	10,900	449,638
Naspers Ltd. - Class N	59	12,440
Trip.com Group Ltd. (ADR)(b)	2,037	72,232

		5,414,027

Specialty Retail – 0.1%
Abu Dhabi National Oil Co. Fo	80,125	94,453
Jarir Marketing Co.	787	44,317
Mr Price Group Ltd.	8,286	122,155

		260,925

Textiles, Apparel & Luxury Goods – 0.9%
ANTA Sports Products Ltd.	13,000	305,119
Li Ning Co., Ltd.	30,500	372,048
Zhejiang Semir Garment Co., Ltd. - Class A	542,100	1,001,562

		1,678,729

		15,425,279

Company	Shares	U.S. $ Value

Materials – 6.3%
Chemicals – 0.7%
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. - Class A	128,400	$101,016
Kumho Petrochemical Co., Ltd.	491	95,665
Orbia Advance Corp. SAB de CV	88,088	230,273
Petronas Chemicals Group Bhd	22,300	43,324
PhosAgro PJSC (GDR)(c)	5,685	115,065
Saudi Basic Industries Corp.	1,095	35,598
Tosoh Corp.	50,500	870,762

		1,491,703

Construction Materials – 0.3%
Asia Cement Corp.	65,000	118,270
China National Building Material Co., Ltd. - Class H	72,000	84,545
Taiwan Cement Corp.	176,610	323,255

		526,070

Metals & Mining – 5.3%
China Hongqiao Group Ltd.	670,096	907,378
Cia Siderurgica Nacional SA	14,600	129,127
CSN Mineracao SA	175,800	323,762
Eregli Demir ve Celik Fabrikalari TAS	57,076	118,099
Fortescue Metals Group Ltd.	48,250	842,876
Gerdau SA	10,900	55,729
Hindalco Industries Ltd.	448,873	2,253,210
Hindustan Zinc Ltd.	26,835	122,683
Hunan Valin Steel Co., Ltd. - Class A	88,200	89,948
Jiangxi Copper Co., Ltd. - Class H	675,000	1,378,475
JSW Steel Ltd.	12,725	117,583
Kumba Iron Ore Ltd.	2,537	113,370
MMC Norilsk Nickel PJSC (ADR)	7,167	243,105
NMDC Ltd.	48,589	120,789
Polyus PJSC	275	26,606
Polyus PJSC (GDR)(c)	78	7,555
POSCO	5,010	1,548,339
Southern Copper Corp.	1,851	119,056
Steel Authority of India Ltd.	66,427	117,025
Tata Steel Ltd.	99,857	1,571,182
Vale SA	5,300	120,677
Vedanta Ltd.	33,046	117,125
Zijin Mining Group Co., Ltd. - Class H	60,000	80,513

		10,524,212

		12,541,985

Communication Services – 4.0%
Diversified Telecommunication Services – 0.2%
Emirates Telecommunications Group Co. PJSC	19,732	118,183
KT Corp.	4,560	128,695
MultiChoice Group	14,535	119,435
Telekom Malaysia Bhd	53,500	78,254
Tower Bersama Infrastructure Tbk PT	547,000	121,226

		565,793

Company	Shares	U.S. $ Value

Entertainment – 0.1%
Bilibili, Inc. (Sponsored ADR)(b)	557	$67,865
NetEase, Inc. (ADR)	1,500	172,875

		240,740

Interactive Media & Services – 3.5%
NAVER Corp.	5,360	1,988,928
Tencent Holdings Ltd.	65,100	4,901,542
Weibo Corp. (Sponsored ADR)(b)	1,233	64,881

		6,955,351

Media – 0.1%
Cheil Worldwide, Inc.	5,860	130,798

Wireless Telecommunication Services – 0.1%
Globe Telecom, Inc.	1,560	58,802
PLDT, Inc.	1,655	43,748
Vodacom Group Ltd.	1,336	12,047

		114,597

		8,007,279

Industrials – 3.2%
Aerospace & Defense – 0.1%
Bharat Electronics Ltd.	50,924	122,244

Commercial Services & Supplies – 0.8%
A-Living Smart City Services Co., Ltd. - Class H(a) (c)	262,750	1,304,169
Sunny Friend Environmental Technology Co., Ltd.	52,000	391,923

		1,696,092

Construction & Engineering – 0.2%
China Communications Services Corp., Ltd. - Class H	338,000	168,784
China Railway Group Ltd. - Class H	422,000	219,978
Sinopec Engineering Group Co., Ltd. - Class H	28,000	18,123

		406,885

Electrical Equipment – 0.0%
ElSewedy Electric Co.	74,666	40,326

Industrial Conglomerates – 0.4%
CITIC Ltd.	116,000	124,908
Industries Qatar QSC	33,121	120,636
Refrigeration Electrical Engineering Corp.(b)	107,680	270,044
Siemens Ltd.	4,399	119,810
Sime Darby Bhd	232,100	121,878

		757,276

Machinery – 0.4%
China Yuchai International Ltd.	23,050	369,722
Zoomlion Heavy Industry Science and Technology Co., Ltd. - Class H	485,400	508,077

		877,799

Company	Shares	U.S. $ Value

Marine – 0.3%
COSCO SHIPPING Holdings Co., Ltd. - Class H(b)	47,000	$118,105
Evergreen Marine Corp. Taiwan Ltd.(b)	60,000	423,808

		541,913

Professional Services – 0.6%
HeadHunter Group PLC (ADR)	29,890	1,266,397

Road & Rail – 0.1%
Daqin Railway Co., Ltd. - Class A	108,200	110,066

Trading Companies & Distributors – 0.1%
Xiamen C & D, Inc.(b)	86,500	108,304

Transportation Infrastructure – 0.2%
China Merchants Port Holdings Co., Ltd.	82,000	119,757
International Container Terminal Services, Inc.	35,920	120,457
Zhejiang Expressway Co., Ltd. - Class H	136,000	121,036

		361,250

		6,288,552

Energy – 3.1%
Oil, Gas & Consumable Fuels – 3.1%
Bharat Petroleum Corp., Ltd.	6,776	42,754
China Shenhua Energy Co., Ltd. - Class A(b)	37,600	113,385
China Shenhua Energy Co., Ltd. - Class H	57,500	112,631
Coal India Ltd.	64,308	127,009
Exxaro Resources Ltd.	9,527	112,363
GS Holdings Corp.	2,862	117,673
Hindustan Petroleum Corp., Ltd.	29,766	117,559
Indian Oil Corp. Ltd.	79,819	116,048
LUKOIL PJSC (Sponsored ADR)	30,250	2,782,908
PetroChina Co., Ltd. - Class H	1,832,000	897,148
Petroleo Brasileiro SA	11,600	70,643
Petroleo Brasileiro SA (ADR)	32,910	402,489
Petroleo Brasileiro SA (Preference Shares)	110,300	652,646
Polskie Gornictwo Naftowe i Gazownictwo SA	64,089	112,142
Saudi Arabian Oil Co.(c)	12,743	119,255
Yanzhou Coal Mining Co., Ltd.	37,300	88,520
Yanzhou Coal Mining Co., Ltd. - Class H	90,000	120,860

		6,106,033

Utilities – 1.6%
Electric Utilities – 0.6%
Centrais Eletricas Brasileiras SA	5,000	43,397
CEZ AS	4,000	118,620
Cia Energetica de Minas Gerais (Preference Shares)	47,000	114,623
CPFL Energia SA	21,600	116,864
Equatorial Energia SA	165,800	826,700
Manila Electric Co.	2,790	15,842

		1,236,046

Gas Utilities – 1.0%
GAIL India Ltd.	952,933	1,921,859
Petronas Gas Bhd	18,300	68,325

		1,990,184

Company	Shares	U.S. $ Value

Independent Power and Renewable Electricity Producers – 0.0%
NTPC Ltd.	17,371	$27,239

		3,253,469

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) – 0.7%
Fibra Uno Administracion SA de CV	1,203,550	1,298,100

Real Estate Management & Development – 0.6%
Agile Group Holdings Ltd.	90,000	116,634
Aldar Properties PJSC	114,970	119,611
China Fortune Land Development Co., Ltd.	110,296	89,280
Country Garden Services Holdings Co., Ltd.	23,000	248,170
Guangzhou R&F Properties Co., Ltd. - Class H(a)	29,600	33,805
Hopson Development Holdings Ltd.	26,400	120,991
Logan Group Co. Ltd.	28,000	41,883
Vincom Retail JSC(b)	308,840	426,122

		1,196,496

		2,494,596

Health Care – 1.2%
Biotechnology – 0.0%
I-Mab (Sponsored ADR)(b)	746	62,627

Health Care Providers & Services – 0.3%
Sinopharm Group Co., Ltd. - Class H	39,200	116,296
Universal Vision Biotechnology Co., Ltd.	42,000	520,038

		636,334

Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.(b)	2,051	121,618
Pharmaron Beijing Co., Ltd.(c)	793	21,114

		142,732

Pharmaceuticals – 0.8%
Cadila Healthcare Ltd.(b)	6,295	54,674
China Medical System Holdings Ltd.	339,000	891,036
CSPC Pharmaceutical Group Ltd.	80,000	115,556
Richter Gedeon Nyrt	10,720	285,394
Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H	14,500	117,035

		1,463,695

		2,305,388

Consumer Staples – 1.1%
Beverages – 0.6%
Tsingtao Brewery Co., Ltd. - Class A(b)	62,100	1,109,485

Food & Staples Retailing – 0.3%
Atacadao SA	36,600	154,530
Magnit PJSC (Sponsored GDR)(c)	8,086	117,287
X5 Retail Group NV (GDR)(c)	8,020	281,181

		552,998

Company	Shares		U.S. $ Value

Food Products – 0.1%
Henan Shuanghui Investment & Development Co., Ltd. - Class A		4,400	$21,614
JBS SA		20,000	117,013
Tiger Brands Ltd.		6,353	92,982

			231,609

Personal Products – 0.1%
Amorepacific Corp.		531	118,800
Colgate-Palmolive India Ltd.		5,302	120,382

			239,182

Tobacco – 0.0%
Eastern Co. SAE		72,399	54,639
Hanjaya Mandala Sampoerna Tbk PT		262,500	22,024

			76,663

			2,209,937

Total Common Stocks (cost $84,530,080)			110,671,684

	Principal Amount (000)

FIXED INCOME – 34.3%
Sovereign Bonds – 18.7%
Angolan Government International Bond 9.125%, 11/26/2049(c)	U.S.$	979	1,002,469
9.375%, 05/08/2048(c)		448	467,964
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		5,068	1,703,561
1.00%, 07/09/2029		236	89,432
Bahamas Government International Bond 8.95%, 10/15/2032(c)		319	359,473
Bahrain Government International Bond 5.625%, 09/30/2031(c)		200	201,975
6.00%, 09/19/2044(c)		480	455,040
6.75%, 09/20/2029(c)		244	267,531
7.00%, 10/12/2028(c)		334	374,915
Colombia Government International Bond 3.125%, 04/15/2031		315	307,676
3.25%, 04/22/2032		535	522,962
5.00%, 06/15/2045		302	320,177
Dominican Republic International Bond 5.50%, 01/27/2025(c)		100	109,988
5.875%, 01/30/2060(c)		377	375,657
6.40%, 06/05/2049(c)		364	391,823
6.50%, 02/15/2048(c)		298	324,969
Ecuador Government International Bond Zero Coupon, 07/31/2030(c)		106	58,670
0.50%, 07/31/2030-07/31/2040(c)		1,904	1,371,323

	Principal Amount (000)		U.S. $ Value

Egypt Government International Bond 3.875%, 02/16/2026(c)	U.S.$	359	$352,605
5.875%, 06/11/2025(c)		313	334,186
7.50%, 02/16/2061(c)		253	235,843
7.903%, 02/21/2048(c)		300	296,212
8.15%, 11/20/2059(c)		280	279,790
8.50%, 01/31/2047(c)		305	317,638
8.875%, 05/29/2050(c)		211	227,326
El Salvador Government International Bond 5.875%, 01/30/2025(c)		113	104,243
6.375%, 01/18/2027(c)		294	265,335
7.125%, 01/20/2050(c)		938	799,645
7.65%, 06/15/2035(c)		57	52,013
7.75%, 01/24/2023(c)		63	62,213
8.625%, 02/28/2029(c)		200	195,500
Gabon Government International Bond 6.625%, 02/06/2031(c)		600	602,175
Ghana Government International Bond 7.75%, 04/07/2029(c)		243	248,088
7.875%, 03/26/2027-02/11/2035(c)		936	941,150
8.125%, 03/26/2032(c)		200	202,788
8.627%, 06/16/2049(c)		432	415,206
8.95%, 03/26/2051(c)		200	197,600
Honduras Government International Bond 7.50%, 03/15/2024(c)		290	310,717
Indonesia Government International Bond 2.85%, 02/14/2030		200	206,975
4.125%, 01/15/2025(c)		380	418,951
Ivory Coast Government International Bond 6.125%, 06/15/2033(c)		1,058	1,116,719
6.375%, 03/03/2028(c)		295	324,279
Jamaica Government International Bond 6.75%, 04/28/2028		200	233,975
8.00%, 03/15/2039		108	151,085
Kenya Government International Bond 8.00%, 05/22/2032(c)		346	388,558
Lebanon Government International Bond 6.00%, 01/27/2023(b) (c) (d)		36	4,484
6.65%, 04/22/2024(b) (c) (d)		57	7,011
6.85%, 03/23/2027(b) (c) (d)		481	59,313
Series E 6.10%, 10/04/2022(b) (c) (d)		216	26,906
Series G 1.00%, 11/27/2026(b) (c) (d)		170	20,910
6.20%, 02/26/2025(b) (c) (d)		206	25,081
Mexico Government International Bond 4.75%, 03/08/2044		140	155,033
5.00%, 04/27/2051		249	283,129
Mongolia Government International Bond 5.625%, 05/01/2023(c)		200	210,975

	Principal Amount (000)		U.S. $ Value

Nigeria Government International Bond 6.50%, 11/28/2027(c)	U.S.$	272	$287,861
7.625%, 11/28/2047(c)		433	431,593
7.696%, 02/23/2038(c)		240	245,895
Oman Government International Bond 4.875%, 02/01/2025(c)		205	214,712
5.625%, 01/17/2028(c)		211	220,957
6.25%, 01/25/2031(c)		282	301,652
6.50%, 03/08/2047(c)		294	286,797
6.75%, 01/17/2048(c)		616	612,266
Pakistan Government International Bond 6.875%, 12/05/2027(c)		325	336,842
7.375%, 04/08/2031(c)		200	205,500
Panama Government International Bond 3.16%, 01/23/2030		447	468,456
4.00%, 09/22/2024		200	218,162
Paraguay Government International Bond 4.95%, 04/28/2031(c)		208	238,914
5.40%, 03/30/2050(c)		200	233,412
Perusahaan Penerbit SBSN Indonesia III 4.15%, 03/29/2027(c)		200	223,975
Peruvian Government International Bond 2.78%, 12/01/2060		313	278,922
2.783%, 01/23/2031		566	575,834
3.23%, 07/28/2121		148	129,805
Philippine Government International Bond 3.20%, 07/06/2046		281	281,263
Qatar Government International Bond 4.40%, 04/16/2050(c)		864	1,051,920
4.50%, 04/23/2028(c)		300	354,300
5.103%, 04/23/2048(c)		484	642,147
Republic of South Africa Government International Bond 5.00%, 10/12/2046		995	944,504
Russian Foreign Bond - Eurobond 4.375%, 03/21/2029(c)		1,000	1,126,500
5.25%, 06/23/2047(c)		600	754,612
5.625%, 04/04/2042(c)		200	256,975
5.875%, 09/16/2043(c)		200	266,475
Saudi Government International Bond 3.25%, 10/22/2030(c)		260	279,890
4.625%, 10/04/2047(c)		310	370,837
5.25%, 01/16/2050(c)		201	263,034
Senegal Government International Bond 4.75%, 03/13/2028(c)	EUR	400	494,695
6.75%, 03/13/2048(c)	U.S$	200	201,413
Sri Lanka Government International Bond 6.20%, 05/11/2027(c)		200	123,725
7.85%, 03/14/2029(c)		240	151,845

	Principal Amount (000)		U.S. $ Value

State Agency of Roads of Ukraine 6.25%, 06/24/2028(c)	U.S.$	360	$359,100
Turkey Government International Bond 4.75%, 01/26/2026		574	564,493
4.875%, 04/16/2043		893	709,780
5.875%, 06/26/2031		200	194,438
Ukraine Government International Bond 6.75%, 06/20/2026(c)	EUR	173	223,571
6.876%, 05/21/2029(c)	U.S.$	284	295,360
7.253%, 03/15/2033(c)		274	284,926
7.375%, 09/25/2032(c)		230	241,399
7.75%, 09/01/2023-09/01/2026(c)		1,167	1,271,156
Series GDP
1.258%, 05/31/2040(c)		308	364,171
Uruguay Government International Bond 4.375%, 01/23/2031		269	312,835
4.975%, 04/20/2055		17	22,482
5.10%, 06/18/2050		49	64,121
Venezuela Government International Bond 11.95%, 08/05/2031(b) (c) (d)		265	26,781
12.75%, 08/23/2022(b) (c) (d)		564	56,410
Zambia Government International Bond 8.97%, 07/30/2027(c)		273	170,762

Total Sovereign Bonds (cost $36,225,952)			37,016,737

Corporate Bonds – 8.1%
AES Gener SA 6.35%, 10/07/2079(c)		200	211,938
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(c)		315	327,663
Banco de Credito del Peru 3.125%, 07/01/2030(c)		93	92,037
Bangkok Bank PCL/Hong Kong 3.733%, 09/25/2034(c)		200	207,413
Braskem Idesa SAPI 7.45%, 11/15/2029(c)		219	232,044
Braskem Netherlands Finance BV 4.50%, 01/10/2028(c)		200	210,601
BRF SA 5.75%, 09/21/2050(c)		200	205,100
Cemex SAB de CV 3.875%, 07/11/2031(c)		308	311,542
5.125%, 06/08/2026(c) (e)		251	258,605
7.375%, 06/05/2027(c)		200	225,010
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(c)		200	230,100
Central American Bottling Corp. 5.75%, 01/31/2027(c)		135	140,468
Chile Electricity Pec SpA Zero Coupon, 01/25/2028(c)		446	361,344

	Principal Amount (000)		U.S. $ Value

Colbun SA 3.95%, 10/11/2027(c)	U.S.$	263	$287,377
CSN Resources SA 4.625%, 06/10/2031(c)		287	291,885
Digicel Group Holdings Ltd. 7.00%, 07/16/2021(f) (g)		16	12,610
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(c) (f)		99	84,002
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		296	288,924
Ecopetrol SA 6.875%, 04/29/2030		401	482,507
7.375%, 09/18/2043		185	227,353
Embraer Netherlands Finance BV 5.40%, 02/01/2027		155	164,593
6.95%, 01/17/2028(c)		314	358,790
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(c)		170	176,567
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(c)		200	197,475
8.375%, 11/08/2027	COP	418,000	105,043
Gran Tierra Energy International Holdings Ltd. 6.25%, 02/15/2025(c)	U.S.$	400	355,160
Gran Tierra Energy, Inc. 7.75%, 05/23/2027(c)		200	177,654
Grupo Energia Bogota SA ESP 4.875%, 05/15/2030(c)		268	292,539
Huarong Finance II Co., Ltd. 5.00%, 11/19/2025(c)		861	619,920
5.50%, 01/16/2025(c)		427	311,710
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(c)		250	265,000
Industrias Penoles SAB de CV 4.15%, 09/12/2029(c)		200	216,788
Infraestructura Energetica Nova SAB de CV 3.75%, 01/14/2028(c)		334	359,321
Intercorp Financial Services, Inc. 4.125%, 10/19/2027(c)		200	197,938
Intercorp Peru Ltd. 3.875%, 08/15/2029(c)		200	192,600
Inversiones CMPC SA 3.85%, 01/13/2030(c)		200	213,225
4.375%, 04/04/2027(c)		220	244,172
Investment Energy Resources Ltd. 6.25%, 04/26/2029(c)		246	265,987
Klabin Austria GmbH 3.20%, 01/12/2031(c)		359	353,230
Kosmos Energy Ltd. 7.50%, 03/01/2028(c)		200	198,751
Leviathan Bond Ltd. 6.75%, 06/30/2030(c)		87	98,604

	Principal Amount (000)		U.S. $ Value

Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023(c)	U.S.$	200	$207,225
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(c)		346	356,272
Minsur SA 6.25%, 02/07/2024(c)		170	181,263
Nexa Resources SA 6.50%, 01/18/2028(c)		329	369,937
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(g)		132	1,323
OEC Finance Ltd. 7.125%, 12/26/2046		5	556
7.125%, 12/26/2046(c) (f)		108	12,015
Oleoducto Central SA 4.00%, 07/14/2027(c)		285	294,227
Peru LNG Srl 5.375%, 03/22/2030(c)		294	252,289
Petrobras Global Finance BV 5.50%, 06/10/2051		116	116,571
6.90%, 03/19/2049		77	92,106
8.75%, 05/23/2026		158	202,763
Prosus NV 3.68%, 01/21/2030(c)		318	339,862
Qatar Petroleum 3.30%, 07/12/2051		386	386,000
SEPLAT Petroleum Development Co. PLC 7.75%, 04/01/2026(c)		200	208,938
SierraCol Energy Andina LLC 6.00%, 06/15/2028(c)		200	202,967
Suzano Austria GmbH 3.75%, 01/15/2031		72	75,467
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(c)		305	310,488
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(b) (d) (f) (g) (h) (i)		105	1,060
TransJamaican Highway Ltd. 5.75%, 10/10/2036(c)		159	158,008
Transportadora de Gas Internacional SA ESP 5.55%, 11/01/2028(c)		200	222,725
Trust Fibra Uno 4.869%, 01/15/2030(c)		200	220,160
Tullow Oil PLC 10.25%, 05/15/2026(c)		238	249,729
Turkiye Vakiflar Bankasi TAO 6.50%, 01/08/2026(c)		350	357,437
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(c)		355	387,314
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022(b) (d) (g)		202	1,007

	Principal Amount (000)		U.S. $ Value

Volcan Cia Minera SAA 4.375%, 02/11/2026(c)	U.S.$	282	$277,770
Weibo Corp. 3.375%, 07/08/2030		200	205,613
Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(c)		285	284,287

Total Corporate Bonds (cost $16,026,299)			16,028,969

Quasi-Sovereign Bonds – 5.4%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(c)		197	214,508
Comision Federal de Electricidad 3.348%, 02/09/2031(c)		200	198,188
4.677%, 02/09/2051(c)		200	192,538
Corp. Nacional del Cobre de Chile 3.75%, 01/15/2031(c)		200	218,250
DP World PLC 4.70%, 09/30/2049(c)		200	221,600
Empresa de Transmision Electrica SA 5.125%, 05/02/2049(c)		200	220,063
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(c)		200	214,100
5.00%, 01/25/2047(c)		200	230,850
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(c)		304	337,592
7.125%, 02/11/2025(c)		485	511,917
Indonesia Asahan Aluminium Persero PT 5.45%, 05/15/2030(c)		200	232,662
5.80%, 05/15/2050(c)		200	236,475
KazMunayGas National Co. JSC 5.75%, 04/19/2047(c)		200	248,500
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/2026(c)		200	206,288
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027(c)		200	222,787
7.625%, 11/07/2024(c)		200	222,725
Pertamina Persero PT 5.625%, 05/20/2043(c)		200	234,948
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 3.375%, 02/05/2030(c)		1,399	1,436,423
3.875%, 07/17/2029(c)		200	212,350
5.45%, 05/21/2028(c)		220	256,547
Petroleos de Venezuela SA 5.375%, 04/12/2027(b) (c) (d)		226	9,592
6.00%, 11/15/2026(b) (c) (d)		220	9,350
9.00%, 11/17/2021(b) (c) (d)		128	5,138

	Principal Amount (000)		U.S. $ Value

Petroleos Mexicanos 5.95%, 01/28/2031	U.S.$	321	$310,648
6.50%, 03/13/2027		154	163,702
6.75%, 09/21/2047		408	358,020
6.84%, 01/23/2030		655	674,159
6.875%, 08/04/2026		60	65,355
6.95%, 01/28/2060		979	865,191
Petronas Capital Ltd. 4.55%, 04/21/2050(c)		395	486,612
4.80%, 04/21/2060(c)		395	522,028
Sinopec Group Overseas Development 2018 Ltd. 2.70%, 05/13/2030(c)		347	356,933
State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(c)		321	403,617
State Savings Bank of Ukraine Via SSB #1 PLC 9.625%, 03/20/2025(c)		96	104,016
Trinidad Generation UnLtd. 5.25%, 11/04/2027(c)		200	204,475

Total Quasi-Sovereign Bonds (cost $9,801,920)			10,608,147

Emerging Markets - Treasuries – 1.1%
Egypt Government Bond Series 5YR 14.06%, 01/12/2026	EGP	11,243	689,680
Series 7Y 14.292%, 01/05/2028		5,777	351,325
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030	ZAR	15,823	1,050,936

Total Emerging Markets - Treasuries (cost $2,123,918)			2,091,941

Treasury Bonds – 1.0%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	12,154	640,579
Panama Bonos Del 3.362%, 06/30/2031	USD	350	349,234
Peru Government Bond 5.94%, 02/12/2029	PEN	2,030	576,458
Russian Federal Bond - OFZ Series 6228 7.65%, 04/10/2030	RUB	24,167	343,470

Total Treasury Bonds (cost $1,974,117)			1,909,741

	Principal Amount (000)		U.S. $ Value

Regional Bonds – 0.0%
Provincia de Neuquen Argentina 2.50%, 04/27/2030(c)	U.S.$	70	$44,851

Total Regional Bonds (cost $70,230)			44,851

Total Fixed Income (cost $66,222,436)			67,700,386

	Shares

EQUITY LINKED NOTES – 0.8%
Information Technology – 0.8%
Electronic Equipment, Instruments & Components – 0.8%
FPT Corp., Macquarie Bank Ltd., expiring 04/05/2023(b) (cost $735,561)		405,332	1,549,757

FUNDS AND INVESTMENT TRUSTS – 0.1%
VFMVN30 ETF Fund(b) (j) (cost $ 97,798)		239,030	268,356

SHORT-TERM INVESTMENTS – 7.1%
Investment Companies – 6.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(j) (k) (l) (cost $13,731,523)		13,731,523	13,731,523

	Principal Amount (000)

Time Deposits – 0.2%
BBH, Grand Cayman (0.78)%, 07/01/2021	EUR	10	11,661
(0.44)%, 07/01/2021	AUD	3	1,934
3.65%, 07/01/2021	ZAR	60	4,175
Citibank, London 0.00%, 07/01/2021	GBP	2	3,363
Hong Kong & Shanghai Bank, Hong Kong 0.00%, 07/02/2021	HKD	514	66,204
Hong Kong & Shanghai Bank, Singapore 0.00%, 07/01/2021	SGD	1	670
Nordea Bank Norge, Oslo (1.08)%, 07/01/2021	NOK	2	201
Royal Bank of Canada, Toronto 0.01%, 07/02/2021	CAD	1	635
SEB, Stockholm (0.61)%, 07/01/2021	SEK	9	1,086
Sumitomo Trust Bank, London 0.01%, 07/01/2021	U.S.$	379	379,035

Company	Principal Amount (000)		U.S. $ Value

Sumitomo, Tokyo (0.31)%, 07/01/2021	JPY	2,969	$26,724

Total Time Deposits (cost $495,688)			495,688

Total Short-Term Investments (cost $14,227,211)			14,227,211

Total Investments Before Security Lending Collateral for Securities Loaned – 98.2% (cost $165,813,086)			194,417,394

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio Class AB, 0.01%(j) (k) (l) (cost $265,863)		265,863	265,863

Total Investments – 98.4% (cost $166,078,949)(m)			194,683,257
Other assets less liabilities – 1.6%			3,264,996

Net Assets – 100.0%			$197,948,253

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
FTSE China A50 Index Futures	137	July 2021	$2,368,481	$4,340
MSCI Emerging Markets Index Futures	319	September 2021	21,768,560	(151,751)
Sold Contracts
U.S. 10 Yr Ultra Bond Futures	8	September 2021	1,177,625	(20,625)

				$(168,036)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	2,386	PEN	9,270	07/15/2021	$24,216
Bank of America, NA	RUB	259,314	USD	3,533	07/28/2021	2,845
Bank of America, NA	USD	5,529	RUB	410,398	07/28/2021	58,216
Bank of America, NA	USD	1,215	RUB	88,648	07/28/2021	(8,423)
Bank of America, NA	CZK	136,120	USD	6,347	09/17/2021	21,986
Barclays Bank PLC	KRW	16,403,445	USD	14,692	07/22/2021	176,016
Barclays Bank PLC	USD	1,808	PHP	88,828	07/22/2021	8,154
Barclays Bank PLC	USD	1,928	ZAR	27,858	09/16/2021	3,280
Barclays Bank PLC	MYR	9,596	USD	2,314	09/23/2021	8,855

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	3,454	MYR	14,386	09/23/2021	$1,577
Barclays Bank PLC	USD	1,712	MYR	7,075	09/23/2021	(12,380)
BNP Paribas SA	HUF	1,651,408	USD	5,589	09/17/2021	24,747
Brown Brothers Harriman & Co.	THB	44,583	USD	1,429	07/15/2021	37,780
Brown Brothers Harriman & Co.	THB	399,583	USD	12,467	07/15/2021	(306)
Brown Brothers Harriman & Co.	USD	7,124	THB	222,423	07/15/2021	(184,034)
Brown Brothers Harriman & Co.	HKD	13,056	USD	1,682	08/19/2021	(166)
Citibank, NA	BRL	31,875	USD	6,344	07/02/2021	(65,033)
Citibank, NA	USD	6,170	BRL	31,875	07/02/2021	238,795
Citibank, NA	CLP	2,463,821	USD	3,373	07/15/2021	19,736
Citibank, NA	COP	15,804,404	USD	4,265	07/15/2021	56,782
Citibank, NA	COP	4,735,862	USD	1,261	07/15/2021	(453)
Citibank, NA	PEN	6,324	USD	1,730	07/15/2021	86,022
Citibank, NA	PEN	21,477	USD	5,557	07/15/2021	(27,148)
Citibank, NA	USD	5,402	CLP	3,898,616	07/15/2021	(95,078)
Citibank, NA	USD	1,194	COP	4,490,122	07/15/2021	1,637
Citibank, NA	TWD	90,472	USD	3,269	07/22/2021	24,526
Citibank, NA	USD	1,683	HKD	13,056	08/19/2021	(904)
Citibank, NA	USD	780	MXN	15,586	08/27/2021	(3,900)
Citibank, NA	CNH	137,906	USD	21,178	09/16/2021	(25,300)
Credit Suisse International	CNH	23,646	USD	3,641	09/16/2021	5,167
Deutsche Bank AG	BRL	27,209	USD	5,508	07/02/2021	37,430
Deutsche Bank AG	USD	5,440	BRL	27,209	07/02/2021	31,059
Deutsche Bank AG	USD	3,965	INR	295,104	07/15/2021	(2,109)
Deutsche Bank AG	USD	5,491	BRL	27,209	08/03/2021	(39,543)
Goldman Sachs Bank USA	BRL	20,425	USD	4,083	07/02/2021	(23,315)
Goldman Sachs Bank USA	USD	3,834	BRL	20,425	07/02/2021	272,064
Goldman Sachs Bank USA	IDR	18,824,154	USD	1,289	07/15/2021	(2,488)
Goldman Sachs Bank USA	KRW	610,903	USD	547	07/22/2021	6,801
Goldman Sachs Bank USA	TWD	435,211	USD	15,517	07/22/2021	(91,152)
Goldman Sachs Bank USA	BRL	2,295	USD	457	08/03/2021	(2,479)
Goldman Sachs Bank USA	USD	1,767	PLN	6,715	09/17/2021	(6,085)
HSBC Bank USA	USD	1,523	IDR	22,520,503	07/15/2021	21,955
HSBC Bank USA	USD	3,939	EUR	3,211	08/03/2021	(128,974)
JPMorgan Chase Bank, NA	INR	67,581	USD	923	07/15/2021	15,316
Morgan Stanley Capital Services LLC	CLP	1,013,437	USD	1,426	07/15/2021	46,564
Morgan Stanley Capital Services LLC	USD	1,798	HUF	532,201	09/17/2021	(4,665)
Royal Bank of Scotland PLC	USD	1,430	IDR	20,513,989	07/15/2021	(22,498)
Royal Bank of Scotland PLC	USD	1,329	KRW	1,485,980	07/22/2021	(14,322)
Royal Bank of Scotland PLC	ZAR	40,732	USD	2,928	09/16/2021	103,892
Standard Chartered Bank	USD	7,001	INR	518,810	07/15/2021	(32,869)
Standard Chartered Bank	PHP	256,651	USD	5,326	07/22/2021	78,486
Standard Chartered Bank	TWD	141,979	USD	5,128	07/22/2021	36,636
Standard Chartered Bank	USD	7,314	PHP	352,388	07/22/2021	(109,729)
Standard Chartered Bank	USD	7,434	TWD	206,634	07/22/2021	(23,607)
UBS AG	INR	208,317	USD	2,802	07/15/2021	4,313
UBS AG	USD	1,088	INR	79,582	07/15/2021	(19,450)
UBS AG	USD	2,056	KRW	2,321,695	07/22/2021	(1,184)
UBS AG	USD	1,476	MXN	29,788	08/27/2021	8,260
UBS AG	USD	5,007	CZK	107,275	09/17/2021	(22,269)

						$493,250

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-EM Series 35, 5 Year Index, 06/20/2026*	(1.00)%	Quarterly	1.55%	USD	23,030	$594,686	$690,005	$(95,319)

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	490	02/22/2051	CPI#	2.348%	Maturity	$(17,797)	$—	$(17,797)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,290	10/02/2029	3 Month LIBOR	1.589%	Quarterly/ Semi-Annual	$104,191	$—	$104,191
USD	1,580	05/21/2031	1.645%	3 Month LIBOR	Semi-Annual/ Quarterly	(33,847)	—	(33,847)
USD	770	02/22/2051	1.854%	3 Month LIBOR	Semi-Annual/ Quarterly	(23,936)	—	(23,936)

						$46,408	$—	$46,408

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
MSCI Emerging Markets Growth	3 Month LIBOR plus 0.48%	Maturity	USD	16,140	11/15/2021	$923,237
MSCI Emerging Markets Growth	3 Month LIBOR plus 0.46%	Maturity	USD	4,238	05/16/2022	242,593

						$1,165,830

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International
Nikkei 225 Index 09/10/2021*	22.49%	Maturity	JPY	1,186	$(22,786)	$—	$(22,786)
JPMorgan Chase Bank, NA
Hang Seng China Enterprises Index 12/30/2021*	22.54	Maturity	HKD	155	(13,316)	—	(13,316)
UBS AG
Nikkei 225 Index 08/13/2021*	24.35	Maturity	JPY	1,348	(53,803)	—	(53,803)
S&P/ASX 200 Index 09/16/2021*	17.30	Maturity	AUD	16	(9,674)	—	(9,674)
Sale Contracts
Goldman Sachs International
Nikkei 225 Index 08/13/2021*	20.15	Maturity	JPY	1,107	7,200	—	7,200

					$(92,379)	$—	$(92,379)

*	Termination date

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2021, the aggregate market value of these securities amounted to $54,614,477 or 27.6% of net assets.

(d)	Defaulted.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2021.
(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of June 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. 7.00%, 07/16/2021	01/14/2019-04/01/2021	$12,445	$12,610	0.01%
Odebrecht Holdco Finance Ltd. 0.0%, 09/10/2058	01/22/2021	20,206	1,323	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019-10/31/2020	198,834	1,060	0.00%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	07/12/2013	172,628	1,007	0.00%

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Fair valued by the Adviser.
(j)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Affiliated investments.
(l)	The rate shown represents the 7-day yield as of period end.

(m)

As of June 30, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $36,452,274 and gross unrealized depreciation of investments was $(6,516,009), resulting in net unrealized appreciation of $29,936,265.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

CDX-EM – Emerging Market Credit Default Swap Index

CPI – Consumer Price Index

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

COUNTRY BREAKDOWN1

June 30, 2021 (unaudited)

17.9%	China
10.3%	South Korea
10.2%	Taiwan
4.6%	India
4.5%	Russia
3.7%	Mexico
2.8%	Brazil
1.9%	Peru
1.9%	South Africa
1.8%	Egypt
1.7%	Indonesia
1.7%	Ukraine
1.5%	Colombia
28.2%	Other
7.3%	Short-Term

100.0%	Total Investments

1

All data are as of June 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.4% or less in the following: Angola, Argentina, Australia, Azerbaijan, Bahamas, Bahrain, Bermuda, Canada, Cayman Islands, Chile, Costa Rica, Czech Republic, Dominican Republic, Ecuador, El Salvador, Gabon, Ghana, Greece, Guatemala, Honduras, Hong Kong, Hungary, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Malaysia, Mongolia, Morocco, Nigeria, Oman, Pakistan, Panama, Paraguay, Philippines, Poland, Qatar, Romania, Saudi Arabia, Senegal, Sri Lanka, Thailand, Trinidad & Tobago, Turkey, United Arab Emirates, United States, Uruguay, Venezuela, Vietnam, Virgin Islands (BVI) and Zambia.

AB Emerging Markets Multi-Asset Portfolio

June 30, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$1,654,624	$24,436,657	$-0-	$26,091,281
Financials	3,996,279	21,951,606	-0-	25,947,885
Consumer Discretionary	1,109,891	14,315,388	-0-	15,425,279
Materials	1,363,400	11,178,585	-0-	12,541,985
Communication Services	614,088	7,393,191	-0-	8,007,279
Industrials	1,999,490	4,289,062	-0-	6,288,552
Energy	4,140,304	1,965,729	-0-	6,106,033
Utilities	1,169,909	2,083,560	-0-	3,253,469
Real Estate	1,298,100	1,196,496	-0-	2,494,596
Health Care	62,627	2,242,761	-0-	2,305,388
Consumer Staples	762,993	1,446,944	-0-	2,209,937
Fixed Income Securities:
Sovereign Bonds	-0-	37,016,737	-0-	37,016,737
Corporate Bonds	-0-	16,027,909	1,060	16,028,969
Quasi-Sovereign Bonds	-0-	10,608,147	-0-	10,608,147
Emerging Markets - Treasuries	-0-	2,091,941	-0-	2,091,941
Treasury Bonds	-0-	1,909,741	-0-	1,909,741
Regional Bonds	-0-	44,851	-0-	44,851
Equity Linked Notes	-0-	1,549,757	-0-	1,549,757
Investment Companies	-0-	268,356	-0-	268,356
Short-Term Investments:
Investment Companies	13,731,523	-0-	-0-	13,731,523
Time Deposits	-0-	495,688	-0-	495,688
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	265,863	-0-	-0-	265,863

Total Investments in Securities	32,169,091	162,513,106	1,060	194,683,257
Other Financial Instruments*:
Assets
Futures	-0-	4,340	-0-	4,340
Forward Currency Exchange Contracts	-0-	1,463,113	-0-	1,463,113
Centrally Cleared Credit Default Swaps	-0-	594,686	-0-	594,686
Centrally Cleared Interest Rate Swaps	-0-	104,191	-0-	104,191
Total Return Swaps	-0-	1,165,830	-0-	1,165,830
Variance Swaps	-0-	7,200	-0-	7,200
Liabilities
Futures	(172,376)	-0-	-0-	(172,376)
Forward Currency Exchange Contracts	-0-	(969,863)	-0-	(969,863)
Centrally Cleared Inflation Swaps	-0-	(17,797)	-0-	(17,797)
Centrally Cleared Interest Rate Swaps	-0-	(57,783)	-0-	(57,783)
Variance Swaps	-0-	(99,579)	-0-	(99,579)

Total	$31,996,715	$164,707,444	$1,060	$196,705,219

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended June 30, 2021 is as follows:

Fund	Market Value 3/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$12,729	$25,234	$24,231	$13,732	$	0	**
Government Money Market Portfolio*	634	2,798	3,166	266		0	**
Total				$13,998	$	0	**

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.